TRANSACTIONS AND LOANS FROM RELATED PARTIES (Detail Textuals)		9 Months Ended	12 Months Ended
	Sep. 12, 2013 USD ($) Investment_Unit $ / shares $ / Units shares	Sep. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Proceeds received from Private Placement | $		$ 899,998	$ 1,536,000
Purchase agreement (the "Purchase Agreement") | 2013 Private Placement | Independence Blue Cross and accredited investor
Related Party Transaction [Line Items]
Number of common stock shares called by warrants	5,000,000
Number of units sold under private offering (in units) | Investment_Unit	500,000
Sale of units under private offering, issue price per unit (in dollars per unit) | $ / Units	3.00
Proceeds received from Private Placement | $	$ 1,500,000
Number of common stock shares called by each warrant (in shares)	10
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.15
Preferred stock and warrants issued in connection with conversion of secured note from related party | $	$ 400,000
Purchase agreement (the "Purchase Agreement") | 2013 Private Placement | Independence Blue Cross and accredited investor | Series B Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock shares issued in private placement	500,000
Number of convertible preferred stock	1